UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.
Institutional Investment Manager Filing this Report:

Name:      Kathleen Doback
           --------------------------------------
Address:   180 Church Street
           Naugatuck, CT 06770
           --------------------------------------

Form  13F  File  Number:
                         ---

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/  Kathleen Doback
        -------------------------
Title:  Financial Manager
        -------------------------
Phone:  203-729-1200
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Kathleen Doback                   Naugatuck, CT                   10/09/2001
-------------------                   -------------                   ----------
    [Signature]                       [City, State]                     [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

28-____________   ________________________________________

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                       0
                                              ------------

Form  13F  Information  Table  Entry  Total:            57
                                              ------------

Form  13F  Information  Table  Value  Total:  $116,033,998
                                              ------------
                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
ABEGNIX                        COM              00339B107  5432110  239300          SOLE             SOLE      0    0
ACACIA RESEARCH CORP           COM              003881109  3767900  410000          SOLE             SOLE      0    0
AMERICAN DIV. HOLDINGS         COM              02541N101        0  474550          SOLE             SOLE      0    0
ANADARKO PETROLEUM             COM              032511107  1591448   33100          SOLE             SOLE      0    0
AUTOZONE INC.                  COM              053332102  4470332   86200          SOLE             SOLE      0    0
BARNES AND NOBLE               COM              067774109  1808610   50100          SOLE             SOLE      0    0
BB&T CORP                      COM              054937107  1541835   42300          SOLE             SOLE      0    0
BOSTON SCIENTIFIC              COM              101137107   114800    5600          SOLE             SOLE      0    0
BROADCOM CP                    COM              111320107  4368560  215200          SOLE             SOLE      0    0
BURLINGTON RESOURCES           COM              122014103  5969645  174500          SOLE             SOLE      0    0
CISCO SYSTEMS                  COM              17275R102  4808152  396400          SOLE             SOLE      0    0
CLOROX COMPANY                 COM              189054109   148000    4000          SOLE             SOLE      0    0
CONOCO INC. CLASS B            COM              208251405   136836    5400          SOLE             SOLE      0    0
DELL COMPUTER                  COM              247025109   311304   16800          SOLE             SOLE      0    0
DELPHI AUTO SYSTEMS CORP       COM              247126105    64625    5500          SOLE             SOLE      0    0
DEVON ENERGY CORPORATION       COM              25179M103   137600    4000          SOLE             SOLE      0    0
DIEBOLD, INC.                  COM              253651103   144780    3800          SOLE             SOLE      0    0
DIME BANCORP INC               COM              25429Q102  6751244  171700          SOLE             SOLE      0    0
DORAL FINANCIAL CORP.          COM              25811P100  4667640  120300          SOLE             SOLE      0    0
EARTHLINK INC.                 COM              270321102   295462   19400          SOLE             SOLE      0    0
EQUIFAX INC.                   COM              294429105   280320   12800          SOLE             SOLE      0    0
FED. NATL. MTG. ASSN.          COM              313586109  2193644   27400          SOLE             SOLE      0    0
FEDERATED INVESTMENTS INC      COM              314211103    56240    1900          SOLE             SOLE      0    0
CLASS B
FIFTH THIRD BANCORP            COM              316773100   141404    2300          SOLE             SOLE      0    0
FIRST TENN. NATIONAL           COM              337162101   148000    4000          SOLE             SOLE      0    0
FLEXTRONICS INTERNATIONAL      COM              42573F102  4995080  302000          SOLE             SOLE      0    0
FOX ENTERTAINMENT GROUP        COM              35138T107   106960    5600          SOLE             SOLE      0    0
GILEAD SCIENCES                COM              375558103   314552    5600          SOLE             SOLE      0    0
GOLDEN STREET BANCORP          COM              381197102  1915200   63000          SOLE             SOLE      0    0
HCA HEALTHCARE CO.             COM              404119109  2614290   59000          SOLE             SOLE      0    0
IMMUNEX CORPORATION            COM              452528102   112808    6000          SOLE             SOLE      0    0
INVESTMENT TECH GROUP          COM              46145F105    61039    1100          SOLE             SOLE      0    0
JOHNSON & JOHNSON              COM              478160104   204980    3700          SOLE             SOLE      0    0
LIFE PARTNERS HOLDINGS         COM              53215T106  4172800  521600          SOLE             SOLE      0    0
LIFE PARTNERS HOLDINGS         COM              53215T106  8000000 1000000          SOLE             SOLE      0    0
(RESTRICTED)
LINCARE HOLDINGS               COM              532791100  2433812   91600          SOLE             SOLE      0    0
LINEAR TECHNOLOGY              COM              535678106  4175440  127300          SOLE             SOLE      0    0
MCKESSON HBOC INC.             COM              58155Q103   147381    3900          SOLE             SOLE      0    0
MICROSOFT CORP.                COM              594918104   225148    4400          SOLE             SOLE      0    0
NEWMONT MINING CORP            COM              651639106  9288960  393600          SOLE             SOLE      0    0
NUCOR CORP.                    COM              670346105   103220    2600          SOLE             SOLE      0    0
PEROT SYSTEMS CLASS A          COM              714265105   264860   16400          SOLE             SOLE      0    0
PLACER DOME INC                COM              725906101   138132   10800          SOLE             SOLE      0    0
PROTEIN DESIGN LABS            COM              74369L103   236150    5000          SOLE             SOLE      0    0
QLOGIC CORPORATION             COM              747277101  1590300   83700          SOLE             SOLE      0    0
QUALCOMM INC.                  COM              747525103  6508226  136900          SOLE             SOLE      0    0
SMITHFIELD FOODS INC.          COM              832248108   252600   12000          SOLE             SOLE      0    0
SOUTHTRUST CORP                COM              844730101  4054824  159200          SOLE             SOLE      0    0
SPRINT CORPORATION             COM              852061506   102531    3900          SOLE             SOLE      0    0
TENET HEALTHCARE CORP.         COM              88033G100  1008085   16900          SOLE             SOLE      0    0
TORCHMARK CORP.                COM              891027104   120900    3100          SOLE             SOLE      0    0
UNITED PARCEL SERVICE          COM              908068109   129950    2500          SOLE             SOLE      0    0
USX MARATHON GROUP             COM              902905827   136425    5100          SOLE             SOLE      0    0
VERISIGN INC.                  COM              92343E102  7231940  172600          SOLE             SOLE      0    0
VERIZON COMMUNICATIONS         COM              92343V104   270550    5000          SOLE             SOLE      0    0
WASHINGTON MUTUAL CO.          COM              939322103  5716204  148550          SOLE             SOLE      0    0
WERNER ENTERPRISES             COM              950755108    50160    3000          SOLE             SOLE      0    0